Nature of Operations (Details)					1 Months Ended		12 Months Ended
	Feb. 15, 2023 shares	Apr. 08, 2022 shares	Mar. 13, 2020 shares	Jan. 08, 2020 shares	Jun. 16, 2022 shares	Sep. 21, 2018 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 MOP (MOP$)	Mar. 11, 2022	Nov. 18, 2021	Nov. 01, 2021	Mar. 25, 2021
Nature of Operations (Details) [Line Items]
Ordinary plus preferred shares outstanding (in Shares)						100,000
Shares owned by southern ambition limited (in Shares)						48,999
Aggregate ordinary shares (in Shares)		8,739,351				49,000
Aggregate ordinary shares percentage						49.00%
Cumulative preferred shares (in Shares)						51,000
Approximately ordinary shares amount (in Dollars) | $						$ 16,000
Dividends per share (in Dollars per share) | $ / shares						$ 0.03
Cumulative unpaid dividends of the preferred shares (in Dollars) | $							$ 4,481,346	$ 1,700
Votes percentage							99.07%		99.07%
Outstanding shares (in Shares)							3,857,144
Ordinary shares (in Shares)			1,666,666	1,666,666			33,600	1,300
Preferred shares outstanding shares (in Shares)							21,599
Preferred shares outstanding shares percentage							99.07%
Preferred shares (in Shares)							2,400
Preferred shares percentage							0.933%
Shares percentage							97.00%
Acquired majority percentage													51.00%
Consideration amount							$ 0		MOP$ 3,205
Owned subsidiary percentage							100.00%		100.00%
Acquisition purchase price paid amount (in Dollars) | $							$ 10,000,000
Mix of cash percentage							10.00%
Restricted ordinary shares percentage							90.00%
Restricted ordinary shares (in Shares)							10,500,000
Number of shares issued (in Shares)							53,571
Purchase price of assets (in Dollars) | $							$ 2,100,000
Restricted ordinary shares per share (in Dollars per share) | $ / shares							$ 0.2
Event [Member]
Nature of Operations (Details) [Line Items]
Number of shares issued (in Shares)	262,500
AI Holding Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary								100.00%
AI Robotics [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary								100.00%
Owned subsidiary percentage							100.00%		100.00%		100.00%
AI Hong Kong Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary								100.00%
Southern Ambition [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary								100.00%
Votes percentage							95.00%		95.00%
Owned subsidiary percentage							1.00%		1.00%
Horizon Dragon Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary								100.00%
Aggregate ordinary shares (in Shares)						49,000
Owned subsidiary percentage							1.00%		1.00%
AI Thailand [Member]
Nature of Operations (Details) [Line Items]
Ordinary shares (in Shares)							3,799,544
Owned subsidiary percentage							98.00%		98.00%
Singapore Agreement [Member]
Nature of Operations (Details) [Line Items]
Acquire equity interest												100.00%
Macau Agreement [Member]
Nature of Operations (Details) [Line Items]
Acquire equity interest											100.00%
Owned subsidiary percentage											100.00%
Malaysia Agreement [Member]
Nature of Operations (Details) [Line Items]
Acquire equity interest											100.00%
Consideration amount | $							$ 1
AI Malaysia [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage							100.00%		100.00%
AI Robot Service [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage							100.00%		100.00%
AI Shenzhen [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage							100.00%		100.00%
Kewei Agreement [Member]
Nature of Operations (Details) [Line Items]
Acquire equity interest										100.00%
AUSTRIA | AI Robot Service [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage							100.00%		100.00%
Dubai [Member] | AI Robot Service [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage							100.00%		100.00%
United kingdom [Member] | AI Robot Service [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage							100.00%		100.00%
Canada [Member] | AI Robot Service [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage							100.00%		100.00%
JAPAN | AI Robot Service [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage							100.00%		100.00%
Korea (North), Won | AI Robot Service [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage							100.00%		100.00%
AI Jian [Member] | AI Robot Service [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage							100.00%		100.00%
Event [Member]
Nature of Operations (Details) [Line Items]
Restricted ordinary shares (in Shares)							2,142,852
Number of shares issued (in Shares)							94,500
Beijing Wanjia [Member]
Nature of Operations (Details) [Line Items]
Acquire equity interest							100.00%		100.00%
Acquisition purchase price paid amount (in Dollars) | $							$ 8,400,000
Mix of cash percentage							10.00%
Restricted ordinary shares percentage							90.00%
Restricted ordinary shares (in Shares)					3,780,000